Financing Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing receivables
Commercial loans, gross	$ 9,510	$ 8,691		$ 4,652
Less: Deferred loan fees	(412)	(438)		(571)
Less: Deposits	(159)	(134)		(36)
Less: Allowance for loan losses	(44)	(22)		0
Commercial loans, net	$ 8,895	$ 8,097	$ 6,162	$ 4,045	$ 3,604